Related Party Transactions - Additional Information (Detail) - USD ($)		3 Months Ended
	Oct. 07, 2020	Mar. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Proceeds from related party debt		$ 194,000	$ 60,000
Repayment of related party debt			60,093
Provision for working capital		$ 165,000	$ 165,000
Cash Paid From Sponsor	$ 25,000
Ordinary shares received (in Shares)	5,750,000
Aggregate shares held by Sponsor (in Shares)	750,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Lock in period of shares		1 year	1 year
Share price		$ 12.00	$ 12.00
Number of specific trading days for determining share price		20 days	20 days
Total number of trading days for determining the share price		30 days	30 days
Waiting time after which share price is considered		150 days	150 days
Issued and outstanding shares, percentage	20.00%
Sponsor [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Working capital loans convertible into equity warrants value		$ 2,000,000	$ 2,000,000
Debt instrument conversion price per share		$ 1.50	$ 1.50
Sponsor [Member] | Related Party Loan [Member]
Related Party Transaction [Line Items]
Debt instrument face value	$ 300,000
Proceeds from related party debt	60,000
Repayment of related party debt	$ 60,000
Reinvent Capital [Member] | Support Services Agreement [Member]
Related Party Transaction [Line Items]
Fees payable per annum		$ 625,000	$ 625,000
Payment to related party towards services			156,250
Related party transaction expenses recognized		156,000	52,000
Reimbursable expenses		12,000	12,000
Due to related party		$ 12,000	12,000
Reinvent Capital [Member] | Support Services Agreement [Member] | Prepaid Expenses and Other Current Assets [Member]
Related Party Transaction [Line Items]
Prepaid expenses related party			$ 104,000